Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested or expected to vest, shares (in shares)	1,593,433
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 45.54
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 1 month 6 days
Vested or expected to vest, aggregate intrinsic value	$ 45.7
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units Outstanding (in shares), Beginning	777,538	755,873
Weighted-Average Grant Date Fair Value, PSU (in dollars per share), Beginning	$ 35.76	$ 25.17
Weighted-Average Remaining Contractual, PSU (Year)	4 years 6 months	4 years 9 months 18 days	4 years 8 months 12 days
Aggregate Intrinsic Value, PSU	$ 67.9	$ 57.4	$ 44.0
Number of PSUs Granted (in shares)	97,991	77,441
PSUs Granted, Weighted-Average Granted Date Fair Value (in dollars per share)	$ 64.98	$ 88.11
Performance units issued (in shares)	39,704	44,296
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 54.34	$ 36.63
Exercised (in shares)		(100,072)
Exercised (in dollars per share)		$ 9.66
Number of Units Outstanding (in shares), Ending	915,233	777,538	755,873
Weighted-Average Grant Date Fair Value, PSU (in dollars per share), Ending	$ 38.41	$ 35.76	$ 25.17
Vested or expected to vest, shares (in shares)	915,233
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 38.41
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 6 months
Vested or expected to vest, aggregate intrinsic value	$ 67.9
Exercisable, number of units (in shares)	654,467
Exercisable, PSU weighted-average granted date fair value (in dollars per share)	$ 26.77
Exercisable, Weighted-Average Remaining Contractual, PSU (Year)	3 years 1 month 6 days
Exercisable, Aggregate Intrinsic Value, PSU	$ 48.6